Annual Total Returns[BarChart] - AST ADVANCED STRATEGIES PORTFOLIO - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.11%	13.65%	16.56%	6.11%	0.80%	7.11%	16.92%	(5.89%)	21.86%	10.68%